Warrant Liability	12 Months Ended
Dec. 31, 2022
Warrant Liability
Warrant Liability

Note 10. Warrant Liability

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented as a Warrant liability in the accompanying consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations and comprehensive loss. (See Notes 7 and 8)

The Warrant liability at December 31, 2022 was as follows:

Note Warrants	$30,588
Trading and Overallotment Warrants	1,121,250
Total	$1,151,838

The Warrants outstanding at December 31, 2022 were as follows:

Note warrants	235,295
Trading and Overallotment Warrants	8,812,500
Total	9,047,795

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value:

Total

FMV of Note Warrants, at issuance	$157,647

FMV of Trading and Overallotment Warrants, at issuance	5,778,750

Change in fair value of warrant liability, issuance through December 31, 2022	(4,784,559)

Fair Value at December 31, 2022	$1,151,838

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021